Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of issuances and conversations of shares
Below is a summary of the issuances and conversions of shares during 2022 and 2021:

	Class A (prior common shares)	Class B (prior preferred shares)	Total Shares

As of December 31, 2020	377,764,985	181,293,980	559,058,965
Transfer of classes	45,898,991	(45,898,991)	—
Follow on offering	489,759	—	489,759
As of December 31, 2021	424,153,735	135,394,989	559,548,724

Transfer of classes	22,677,895	(22,677,895)	—
Issuance of shares	970,031	—	970,031
As of December 31, 2022	447,801,661	112,717,094	560,518,755